ACQUISITION OF NORWEGIAN ASSETS - Schedule of purchase price, assets acquired and liabilities assumed (Details) - CAD ($)			12 Months Ended
	Mar. 06, 2026	Feb. 26, 2025	Dec. 31, 2025	Mar. 06, 2025
Nussir ASA (“Nussir”)
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of common shares issued by the Company		$ 85,796,930
Transactions costs		4,144,006
Total purchase price		89,940,936
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash		792,997
Other receivables and prepaid expenses		39,423
Mineral properties		95,222,303
Total assets		96,054,723
Accounts payable and accrued liabilities		(177,125)
Other liabilities – current		(21,214)
Total liabilities		(198,339)
Total assets acquired and liabilities assumed, net		95,856,384
Less: Non-controlling interests		5,915,448
Blue Moon’s 93.55% share of Nussir		$ 89,940,936
Number of common shares issued for asset acquisitions		24,168,149
Percentage holding of subsidiary		93.55%	94.52%
Closing share price of the common shares issued (in canadian dollars per share)		$ 3.55
Nye Sulitjelma Gruver SA (“NSG”)
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of common shares issued by the Company		$ 19,908,399
Transactions costs		240,245
Total purchase price		20,148,644
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash		9,611
Other receivables and prepaid expenses		20,941
Mineral properties		20,151,896
Total assets		20,182,448
Accounts payable and accrued liabilities		(31,232)
Other liabilities – current		(2,572)
Total liabilities		(33,804)
Total assets acquired and liabilities assumed, net		$ 20,148,644
Number of common shares issued for asset acquisitions		5,608,000
Percentage holding of subsidiary		100.00%
Closing share price of the common shares issued (in canadian dollars per share)		$ 3.55
Repparfjord Eiendom AS (“REAS”)
Acquisition-date fair value of total consideration transferred [abstract]
Cash consideration				$ 11,006,855
Fair value of common shares issued by the Company				14,945,500
Transactions costs				220,097
Total purchase price				26,172,452
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash				184,665
Other receivables and prepaid expenses				254,236
Property, plant and equipment				28,350,863
Total assets				28,789,764
Accounts payable and accrued liabilities				(67,844)
Deferred income				(367)
Other liabilities – current				(2,549,101)
Total liabilities				(2,617,312)
Total assets acquired and liabilities assumed, net				$ 26,172,452
Number of common shares issued for asset acquisitions				4,210,000
Closing share price of the common shares issued (in canadian dollars per share)	$ 3.55